AB Sustainable International Thematic Fund

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Financials – 21.8%
Banks – 3.7%
Bank Mandiri Persero Tbk PT	44,148,500	$17,183,785
HDFC Bank Ltd.	573,383	10,512,695

		27,696,480

Capital Markets – 8.7%
Deutsche Boerse AG	112,794	19,479,160
London Stock Exchange Group PLC	206,669	20,713,592
Partners Group Holding AG	21,614	24,263,775

		64,456,527

Financial Services – 2.6%
Edenred SE	311,545	19,489,015

Insurance – 6.8%
Aflac, Inc.	260,511	19,994,219
AIA Group Ltd.	1,643,000	13,287,183
Beazley PLC	1,655,482	11,131,954
Prudential PLC	564,907	6,072,376

		50,485,732

		162,127,754

Information Technology – 19.6%
Electronic Equipment, Instruments & Components – 4.8%
Flex Ltd.(a)	285,880	7,713,042
Halma PLC	741,851	17,478,552
Keyence Corp.	28,200	10,429,090

		35,620,684

IT Services – 2.8%
Accenture PLC - Class A	69,237	21,263,375

Semiconductors & Semiconductor Equipment – 10.4%
ASML Holding NV	26,482	15,591,287
Infineon Technologies AG	516,644	17,111,636
NXP Semiconductors NV	72,112	14,416,631
STMicroelectronics NV	299,959	12,935,154
Taiwan Semiconductor Manufacturing Co., Ltd.	1,047,000	17,072,638

		77,127,346

Software – 1.6%
Descartes Systems Group, Inc. (The)(a)	159,641	11,714,457

		145,725,862

Health Care – 18.4%
Biotechnology – 0.8%
Abcam PLC (Sponsored ADR)(a)	277,374	6,276,974

Health Care Equipment & Supplies – 5.8%
Alcon, Inc.	210,269	16,225,923
ConvaTec Group PLC(b)	3,100,060	8,215,382
STERIS PLC	84,264	18,489,207

		42,930,512

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.4%
Apollo Hospitals Enterprise Ltd.	287,507	$17,774,386

Life Sciences Tools & Services – 6.7%
Danaher Corp.	61,191	15,181,487
ICON PLC(a)	81,915	20,171,569
Tecan Group AG (REG)	42,150	14,167,508

		49,520,564

Pharmaceuticals – 2.7%
Roche Holding AG (Genusschein)	72,847	19,887,312

		136,389,748

Consumer Staples – 12.6%
Food Products – 6.5%
Danone SA	234,502	12,934,603
Kerry Group PLC - Class A	140,200	11,714,335
Marico Ltd.	891,304	6,021,100
Nestle SA (REG)	153,831	17,413,057

		48,083,095

Personal Care Products – 6.1%
Dabur India Ltd.	2,271,539	15,021,181
Haleon PLC	3,888,345	16,117,538
Unilever PLC	296,412	14,662,554

		45,801,273

		93,884,368

Industrials – 11.7%
Construction & Engineering – 2.2%
WSP Global, Inc.	118,946	16,787,740

Machinery – 5.2%
ATS Corp.(a)	173,160	7,380,079
Husqvarna AB - Class B(c)	955,469	7,291,340
SMC Corp.	34,600	15,509,877
TOMRA Systems ASA	729,356	8,288,342

		38,469,638

Professional Services – 4.3%
Experian PLC	525,044	17,172,912
RELX PLC (London)	435,670	14,699,476

		31,872,388

		87,129,766

Consumer Discretionary – 5.4%
Automobile Components – 2.6%
Autoliv, Inc.	197,548	19,059,431

Automobiles – 2.8%
BYD Co., Ltd. - Class H	672,500	20,719,878

		39,779,309

Materials – 4.4%
Chemicals – 1.3%
Chr Hansen Holding A/S	154,237	9,435,140

Company	Shares			U.S. $ Value

Containers & Packaging – 3.1%
Huhtamaki Oyj		331,692		$10,904,598
Smurfit Kappa Group PLC		370,758		12,316,496

				23,221,094

				32,656,234

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
Neste Oyj(c)		403,709		13,673,070

Total Common Stocks (cost $679,990,769)				711,366,111

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d)(e)(f) (cost $34,632,539)		34,632,539		34,632,539

	Principal Amount (000)

Time Deposits – 0.1%
BBH, Grand Cayman 2.50%, 10/02/2023	DKK	526		74,529
2.81%, 10/02/2023	SEK	1,529		139,961
3.03%, 10/02/2023	NOK	816		76,328
6.21%, 10/02/2023	ZAR	0	*	3
Hong Kong & Shanghai Bank, Hong Kong 4.13%, 10/03/2023	HKD	1,278		163,255
Royal Bank of Canada, Toronto 3.80%, 10/03/2023	CAD	99		73,130
SEB, Stockholm 0.55%, 10/02/2023	CHF	70		76,996
2.81%, 10/02/2023	EUR	55		58,645
4.17%, 10/02/2023	GBP	104		126,818
Sumitomo, Tokyo (0.38)%, 10/02/2023	JPY	11,512		77,032

Total Time Deposits (cost $866,697)				866,697

Total Short-Term Investments (cost $35,499,236)				35,499,236

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $715,490,005)				746,865,347

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d)(e)(f) (cost $18,166,053)		18,166,053		18,166,053

U.S. $ Value

Total Investments – 103.0% (cost $733,656,058)(g)	$765,031,400
Other assets less liabilities – (3.0)%	(22,131,782)

Net Assets – 100.0%	$742,899,618

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	59,829	USD	12,009	10/03/2023	$106,435
Bank of America, NA	USD	11,948	BRL	59,829	10/03/2023	(45,042)
Bank of America, NA	EUR	1,434	USD	1,539	10/12/2023	22,106
Bank of America, NA	IDR	105,876,894	USD	7,031	10/12/2023	199,815
Bank of America, NA	USD	2,152	EUR	2,007	10/12/2023	(29,236)
Bank of America, NA	USD	11,956	BRL	59,829	11/03/2023	(106,574)
Bank of America, NA	USD	34,919	AUD	53,884	11/08/2023	(228,749)
Bank of America, NA	USD	4,947	MXN	85,770	11/16/2023	(63,137)
Bank of America, NA	NOK	59,195	USD	5,490	12/07/2023	(54,346)
Bank of America, NA	INR	990,444	USD	11,855	12/14/2023	(18,016)
Bank of America, NA	CNH	58,441	USD	8,042	01/11/2024	(5,322)
Bank of America, NA	USD	51,130	CNH	371,548	01/11/2024	32,584
Barclays Bank PLC	EUR	1,343	USD	1,454	10/12/2023	33,732
Barclays Bank PLC	USD	3,899	EUR	3,588	10/12/2023	(104,629)
Barclays Bank PLC	JPY	543,973	USD	3,714	10/19/2023	64,222
Barclays Bank PLC	USD	3,793	JPY	553,639	10/19/2023	(78,009)
Barclays Bank PLC	USD	1,797	CHF	1,618	11/16/2023	(20,481)
Barclays Bank PLC	USD	5,511	SGD	7,499	11/16/2023	(13,823)
Barclays Bank PLC	USD	6,658	SEK	73,353	12/07/2023	75,621
BNP Paribas SA	IDR	23,476,914	USD	1,532	10/12/2023	17,277
Brown Brothers Harriman & Co.	CAD	1,819	USD	1,349	10/27/2023	9,675
Citibank, NA	IDR	62,759,913	USD	4,145	10/12/2023	95,869
Citibank, NA	USD	6,223	EUR	5,750	10/12/2023	(141,915)
Citibank, NA	USD	1,532	JPY	225,217	10/19/2023	(20,318)
Citibank, NA	USD	27,158	KRW	34,593,012	10/26/2023	(1,509,289)
Citibank, NA	CAD	10,842	USD	8,069	10/27/2023	83,732
Citibank, NA	USD	30,417	CAD	41,143	10/27/2023	(115,910)
Citibank, NA	GBP	46,806	USD	58,363	11/17/2023	1,240,310
Citibank, NA	USD	1,253	GBP	1,028	11/17/2023	1,357
Citibank, NA	USD	13,938	TWD	442,277	11/29/2023	(164,988)
Deutsche Bank AG	USD	2,579	ILS	9,508	10/18/2023	(84,791)
Deutsche Bank AG	USD	1,502	JPY	222,545	10/19/2023	(8,320)
Goldman Sachs Bank USA	USD	4,573	EUR	4,202	10/12/2023	(128,761)
Goldman Sachs Bank USA	CHF	42,452	USD	47,556	11/16/2023	953,334
JPMorgan Chase Bank, NA	JPY	166,040	USD	1,119	10/19/2023	4,693
Morgan Stanley Capital Services LLC	BRL	59,829	USD	11,948	10/03/2023	45,042
Morgan Stanley Capital Services LLC	USD	12,151	BRL	59,829	10/03/2023	(248,877)
Morgan Stanley Capital Services LLC	EUR	1,535	USD	1,617	10/12/2023	(6,481)
Morgan Stanley Capital Services LLC	USD	3,341	EUR	3,075	10/12/2023	(89,252)
Morgan Stanley Capital Services LLC	USD	85,385	JPY	12,249,056	10/19/2023	(3,189,309)
Morgan Stanley Capital Services LLC	USD	5,899	ZAR	112,776	11/06/2023	39,008
Morgan Stanley Capital Services LLC	AUD	1,742	USD	1,120	11/08/2023	(1,285)
Morgan Stanley Capital Services LLC	GBP	4,769	USD	5,845	11/17/2023	24,840
Morgan Stanley Capital Services LLC	USD	1,347	GBP	1,102	11/17/2023	(1,783)
Standard Chartered Bank	CNH	14,401	USD	1,986	01/11/2024	2,546

						$(3,426,445)

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the market value of this security amounted to $8,215,382 or 1.1% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,207,728 and gross unrealized depreciation of investments was $(70,258,831) resulting in net unrealized appreciation of $27,948,897.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

20.2%	United States
12.5%	United Kingdom
12.3%	Switzerland
6.6%	India
6.1%	France
4.9%	Germany
4.8%	Canada
3.5%	Sweden
3.4%	Japan
3.3%	Finland
3.2%	Ireland
2.8%	China
2.6%	Hong Kong
9.0%	Other
4.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following: Denmark, Indonesia, Netherlands, Norway and Taiwan.

AB Sustainable International Thematic Fund

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$19,994,219	$142,133,535		$-0-	$162,127,754
Information Technology	55,107,505	90,618,357		-0-	145,725,862
Health Care	60,119,237	76,270,511		-0-	136,389,748
Consumer Staples	-0-	93,884,368		-0-	93,884,368
Industrials	24,167,819	62,961,947		-0-	87,129,766
Consumer Discretionary	19,059,431	20,719,878		-0-	39,779,309
Materials	-0-	32,656,234		-0-	32,656,234
Energy	-0-	13,673,070		-0-	13,673,070
Short-Term Investments:
Investment Companies	34,632,539	-0-		-0-	34,632,539
Time Deposits	-0-	866,697		-0-	866,697
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,166,053	-0-		-0-	18,166,053

Total Investments in Securities	231,246,803	533,784,597	†	-0-	765,031,400
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	3,052,198		-0-	3,052,198
Liabilities
Forward Currency Exchange Contracts	-0-	(6,478,643)		-0-	(6,478,643)

Total	$231,246,803	$530,358,152		$-0-	$761,604,955

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2023 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/23 (000)	Dividend Income (000)
Goverment Money Market Portfolio	$52,965	$43,312	$61,644	$34,633	$213
Goverment Money Market Portfolio*	-0-	22,566	4,400	18,166	3
Total				$52,799	$216

*	Investment of cash collateral for securities lending transactions.